Share capital and Contributed Surplus - Disclosure of weighted-average assumptions of stock options granted (Details)	12 Months Ended
	Sep. 30, 2024 CAD ($) Year $ / shares	Sep. 30, 2023 CAD ($) Year $ / shares	Sep. 30, 2022 CAD ($) Year $ / shares
Stock price of 1.75 to 24.50 [Member]
Disclosure of classes of share capital [line items]
Exercise price	$ 0
Volatility	0.00%
Dividend yield	0.00%
Risk-free interest rate	0.00%
Expected life (years) | Year	0
Weighted-average fair value per option | $	$ 0
Stock price of 1.75 to 24.50 [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Stock price	$ 1.75
Stock price of 1.75 to 24.50 [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Stock price	$ 24.5
Stock price of 25.50 to 40.00 [Member]
Disclosure of classes of share capital [line items]
Volatility		96.37%
Dividend yield		0.00%
Risk-free interest rate		4.65%
Expected life (years) | Year		2.93
Weighted-average fair value per option | $		$ 14.2
Stock price of 25.50 to 40.00 [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Stock price		$ 25.5
Exercise price		25.5
Stock price of 25.50 to 40.00 [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Stock price		40
Exercise price		$ 40
Stock price of 147.00 to 1,267.00 [Member]
Disclosure of classes of share capital [line items]
Volatility			90.48%
Dividend yield			0.00%
Risk-free interest rate			2.04%
Expected life (years) | Year			2.91
Weighted-average fair value per option | $			$ 382.06
Stock price of 147.00 to 1,267.00 [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Stock price			$ 147
Exercise price			147
Stock price of 147.00 to 1,267.00 [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Stock price			1,267
Exercise price			$ 1,267